Provisions - Additional Information (Detail) - Claims Claims in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of other provisions [line items]
Historical number of customer claims for refund of gray zone interest	85	91	89
Interest Rate Restriction Act [member] | Minimum [member]
Disclosure of other provisions [line items]
Interest rates on loans	15.00%
Interest Rate Restriction Act [member] | Maximum [member]
Disclosure of other provisions [line items]
Interest rates on loans	20.00%
Act regulating the receipt of contributions, receipt of deposits and interest rates [member] | Maximum [member]
Disclosure of other provisions [line items]
Interest rates on loans	29.20%